Note 5 - Investment in Interest-earning Time Deposits	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Investments and Other Noncurrent Assets [Text Block]
Note
5
– Investment in Interest-Earning Time Deposits

The investment in interest-earning time deposits as of
December
31,
2018
and
2017,
by contractual maturity, is shown below (in thousands):

	2018	20 1 7
Due in one year or less	$1,604	$761
Due after one year through five years	3,323	4,118
Total	$4,927	$4,879